AMENDED AND

RESTATED

SUB-ADVISORY

AGREEMENT

THIS AGREEMENT (the “Agreement”) made as of this 12 day of November, 2025 by and between Forum Capital Advisors LLC, a Delaware limited liability company with its principal place of business at 240 Saint Paul Street, Suite 400, Denver, CO 80206 (the “Adviser”), and Nuveen Asset Management, LLC, a Delaware limited liability company with its principal place of business at 333 West Wacker Drive, Chicago, IL 60606 (the “Sub-Adviser”).

WITNESSETH:

WHEREAS, the Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”);

WHEREAS, the Adviser has entered into an Amended and Restated Investment Management Agreement dated August 1, 2022 (the “Management Agreement”) with Forum Real Estate Income Fund (the “Fund”), a Delaware statutory trust;

WHEREAS, pursuant to Section 11 of the Management Agreement and subject to the approval, direction and control of the Fund’s Board of Trustees (the “Board” or the “Trustees”), the Adviser may carry out any of its obligations under the Management Agreement by employing one or more Sub-Advisers who are registered as investment advisers pursuant to the Advisers Act;

WHEREAS, the Sub-Adviser is a registered investment adviser under the Advisers Act, and engages in the business of providing investment management services to a wide variety of clients, including registered investment companies and unregistered pooled investment vehicles;

WHEREAS, the Adviser, subject to the approval of the Board desires to retain the Sub- Adviser to render non-discretionary investment recommendations and other services to the Fund, in the manner and on the terms hereinafter set forth; and

WHEREAS, the Sub-Adviser is willing to furnish such services to the Adviser and the Fund.

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the sufficiency of which is hereby acknowledged, and each of the parties hereto intending to be legally bound, it is agreed as follows:

1. Duties of the Sub-Adviser.

(a)	Subject to the direction and control of the Adviser and oversight of the Board, the Sub- Adviser shall make recommendations for the investment and reinvestment of the portion of securities and other assets of the Fund allocated by the Adviser to the Sub-Adviser (the “Allocated Assets”), including the purchase, retention and disposition of the Allocated Assets, in accordance with the Fund’s investment objectives, policies and restrictions as stated in the Fund’s prospectus and statement of additional information, as currently in effect and as amended or supplemented from time to time (referred to collectively as the “Prospectus”), the standards applicable to the Fund to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), the Investment Objective and Portfolio Parameters attached as Exhibit A, and applicable law, regulations and interpretations and exemptions from the foregoing and subject to the following:

(i)	After the Sub-Adviser makes the investment recommendation to the Adviser, the Adviser shall approve or reject the recommendation. If approved, Sub-Adviser will have the power to effect the transaction on behalf of the Fund, as further described below. The Sub-Adviser will not have investment discretion or have custody or control with respect to the Adviser, the Fund or the Allocated Assets. The Adviser and Sub-Adviser acknowledge that Sub-Adviser’s services to the Fund, including but not limited to its investment advice and recommendations, are non-discretionary. For the avoidance of doubt, the Sub-Adviser’s knowledge and responsibilities are limited to the Allocated Assets, and not the Fund as a whole.

(ii)	The Sub-Adviser shall with respect to the Allocated Assets:

(a)	Obtain and evaluate such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties hereunder; and

(b)	Make purchase and sale recommendations to the Adviser regarding the Allocated Assets.

(iii)	With respect to assets of the Fund other than the Allocated Assets, the Adviser may, from time to time, request that the Sub-Adviser provide advice regarding securities identified by the Adviser. The Adviser will exercise investment discretion, and brokerage discretion in the placing of any orders, for such securities.

(iv)	In the performance of its duties and obligations under this Agreement, the Sub- Adviser shall act in conformity with the Fund’s Amended and Restated Declaration of Trust and By-Laws, each as may be modified, amended or supplemented from time to time, the Prospectus, the instructions and directions of the Adviser and of the Board, the then-current terms and conditions of any exemptive and no-action relief granted to or relied upon by the Fund, and the Fund’s policies and procedures, as applicable. The Adviser undertakes to provide the Sub-Adviser with copies or other written notice of any such documents as applicable and amendments, modifications or supplements to any such above-mentioned documents. In the performance of its duties and obligations under this Agreement, the Sub-Adviser shall also comply in all material respects with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Advisers Act, the Code, and all other applicable federal and state laws and regulations, as each is amended from time to time. In this regard, the Sub-Adviser represents that it has adopted and implemented and will maintain in accordance with Rule 206(4)-7 under the Advisers Act, policies and procedures reasonably designed to (a) prevent violation by the Sub-Adviser and its supervised persons (as such term is defined by the Advisers Act) of the Advisers Act and the rules thereunder; and (b) to the extent that the Sub-Adviser’s activities or services could affect the Fund, to prevent violation of the federal securities laws (as such term is defined in Rule 38a-1 under the 1940 Act) by the Fund and the Sub-Adviser. Further, the Sub- Adviser shall maintain a disaster recovery and business continuity plan that is in accordance with applicable law and within industry standards.

(v)	The Sub-Adviser will place orders with or through such persons, brokers or dealers chosen by the Sub-Adviser to seek best execution under the circumstances in conformity with all federal securities law, subject to any limitations as the Board or the Adviser may direct in writing from time to time. The Sub-Adviser may open and maintain brokerage accounts of all types on behalf of and in the name of the Fund. The Sub-Adviser may enter into standard customer agreements with brokers and direct payments of cash, cash equivalents and securities and other property into such brokerage accounts as the Sub-Adviser deems desirable and appropriate. Subject to the obtaining the best price and execution reasonably available and consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (“Exchange Act”), the Sub-Adviser is authorized to cause a Fund to pay a member of an exchange, broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another member of an exchange, broker or dealer would have charged for effecting that transaction, in such instances where the Sub-Adviser has determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such member, broker or dealer, viewed in terms of either that particular transaction or the Sub-Adviser’s overall responsibilities with respect to such Fund and to other funds or clients for which the Sub-Adviser exercises investment discretion. The Sub-Adviser is authorized to direct Adviser-approved portfolio transactions to a broker that is an affiliated person of the Adviser, Sub-Adviser or the Fund in accordance with such standards and procedures as may be approved by the Board in accordance with the 1940 Act and any applicable rules promulgated by the Securities and Exchange Commission (the “SEC”). The Sub-Adviser shall not divert the Fund’s portfolio securities transactions to a broker or dealer in consideration of such broker or dealer’s promotion or sales of shares of the Fund or any other registered investment company. In effecting transactions, the Sub-Adviser, to the extent consistent with its fiduciary duties and as permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be purchased or sold to attempt to obtain a fair and reasonable result and efficient execution. Allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner which the Sub-Adviser considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to its other clients over time. The Adviser agrees that the Sub-Adviser and its affiliates may give advice and take action in the performance of their duties with respect to any of their other clients that may differ from advice given, or the timing or nature of actions take, with respect to the Fund. The Adviser also acknowledges that the Sub-Adviser and its affiliates are fiduciaries to other entities, some of which have the same or similar investment objectives (and will hold the same or similar investments) as the Fund, and that the Sub-Adviser will carry out its duties hereunder together with its duties under such relationships.

(vi)	The Sub-Adviser shall assist the Adviser and any other relevant service provider in connection with any securities lending activities by the Fund.

(vii)	The Sub-Adviser shall maintain all books and records with respect to transactions involving the Allocated Assets required by Rule 31a-1 under the 1940 Act and preserve such records for the periods prescribed by Rule 31a-2 under the 1940 Act. The Sub-Adviser shall timely furnish to the Adviser all information reasonably requested by the Adviser to keep the other books and records of the Fund required by Rule 31a-1 under the 1940 Act. The Sub-Adviser agrees that all records that it maintains on behalf of the Fund are property of the Fund and the Sub-Adviser will surrender promptly to the Fund any of such records upon the Fund’s request; provided, however, that the Sub-Adviser may retain a copy of such records.

(viii)	The Sub-Adviser shall provide the Fund’s custodian on each business day with information relating to all transactions concerning the Allocated Assets and shall provide the Adviser with such information upon request of the Adviser and shall otherwise cooperate with and provide reasonable assistance to the Adviser, the Fund’s administrator, the Fund’s custodian and foreign custodians, the Fund’s transfer agent and pricing agents and all other agents and representatives of the Fund. The Sub-Adviser shall not hold, or have custody of, any asset of the Fund (or the Fund’s documents of title, if any) on behalf of the Fund or the Adviser. The Sub- Adviser will also provide the Adviser with such compliance reports and certifications relating to its duties under this Agreement and the federal securities laws or regulations as may be reasonably requested.

(ix)	The Sub-Adviser shall, when explicitly directed by the Adviser or the Board and consistent with the best interests of the Fund, be responsible for exercising all rights of security holders with respect to securities held by the Fund, including but not limited to: reviewing proxy solicitation materials, voting and handling proxies and converting, tendering exchanging or redeeming securities. The Sub-Adviser shall report to the Adviser in a timely manner a record of all proxies voted, in such form and format that complies with acceptable federal statutes and regulations (e.g., requirements of Form N-PX), including a record of all proxies not voted and/or voted inconsistently with Sub-Adviser’s proxy voting guidelines. The Sub-Adviser shall certify at least annually or more often as may reasonably be requested by the Adviser, as to the compliance of its proxy voting policies and procedures with applicable federal statutes and regulations. If the Adviser chooses to be responsible for voting any proxies for the Fund, the Sub-Adviser will immediately forward any proxy solicited by or with respect to the issuers of securities in which assets of the Fund are invested to the Adviser or to any agent of the Adviser designated by the Adviser in writing.

(x)	The Sub-Adviser shall maintain books and records with respect to the Fund’s investment transactions and keep the Adviser fully informed on an ongoing basis of all material facts concerning the Sub-Adviser and its key investment personnel providing services to the Fund. The Sub-Adviser shall furnish to the Adviser or the Board regular, periodic and special reports, balance sheets or financial information, and such other information with regard to its affairs as the Adviser or Board may reasonably request; and the Sub-Adviser will attend meetings with the Adviser and/or the Board, as reasonably requested, to discuss the foregoing. Upon the request of the Adviser, the Sub-Adviser shall also furnish to the Adviser any other information relating to the Allocated Assets that is required to be filed by the Adviser or the Fund or sent to shareholders under the federal securities laws (including the rules adopted thereunder) or any exemptive or other relief from the SEC on which the Adviser or the Fund relies.

(xi)	The Sub-Adviser shall monitor the Allocated Assets owned by the Fund and, in accordance with procedures established by the Board, as amended from time to time, and in conjunction with the Adviser, promptly notify the Adviser and the Fund’s Fund Accounting Agent of Allocated Assets that the Sub-Adviser believes should be fair valued in accordance with the Fund’s Valuation Procedures. The Sub-Adviser will provide reasonable assistance in determining the fair value of the Allocated Assets, as necessary, and use reasonable efforts to arrange for the provision of valuation information or a price(s) from a party(ies) independent of the Sub-Adviser for which market prices are not readily available, it being understood that the Sub- Adviser will not be responsible for determining the value of any such security.

(xii)	The Sub-Adviser shall provide reasonable assistance to the Adviser in the preparation of any regulatory filings and required disclosures relating to the Fund, as requested by the Adviser from time to time. The Sub-Adviser will promptly notify the Adviser if it becomes aware of any material misstatement or omission in the Fund’s registration statement, as amended and/or supplemented from time to time, with respect to matters relating to the Sub-Adviser.

(xiii)	The Fund agrees that any entity or person associated with Adviser or Sub-Adviser that is a member of a national securities exchange is authorized to effect any transaction on such exchange for the account of the Fund that is permitted by Section 11(a) of the Exchange Act, and the Fund consents to the retention of compensation for such transactions.

2.	Duties of the Adviser. The Adviser shall have responsibility for all services to be provided to the Fund pursuant to its Advisory Agreement with the Fund, including without limitation overseeing:

(a)	regulatory filings made by the Fund;

(b)	Fund compliance;

(c)	custody of Fund assets;

(d)	transfer agency in Fund shares;

(e)	Fund administration matters; and

(f)	Fund distribution activities.

The Adviser shall also oversee the Sub-Adviser’s provision of services under this Agreement.

3.	Compensation. For the services to be provided by the Sub-Adviser pursuant to this Agreement, the Adviser will pay the Sub-Adviser, and the Sub-Adviser agrees to accept as full compensation therefor, a sub-advisory fee at the rate specified in Schedule A hereto. The sub-advisory fee rate shall apply to the aggregate value of: the Allocated Assets; to any securities for which the Sub-Adviser provides advice pursuant to Section 1.a.(iii) above; and to any holdings in commercial mortgage backed securities sourced and traded by the Adviser that are not restricted investments of the Sub-Adviser (collectively, the “Subject Assets”). To the extent applicable, the Sub-Adviser fee will be accrued daily, payable monthly in arrears, and calculated by applying the applicable annual fee rate specified in Schedule A, divided by the number of days in the year, to the Fund’s daily net value of Subject Assets. The Sub-Adviser may, in its full discretion, waive a portion of its fee, as permitted by law and agreed by the Adviser. In the event of termination of this Agreement, the fee provided in this Section shall be computed on the basis of the period ending on the last business day on which this Agreement is in effect subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month.

4.	Expenses. Each of the Adviser and Sub-Adviser will furnish, at its expense, all necessary facilities and personnel, including salaries, expenses and fees of any personnel required for it to perform its duties under this Agreement and administrative facilities, including bookkeeping, and all equipment necessary for the fulfillment of its responsibilities under this Agreement.

5.	Liability and Indemnification. Each Party (the “Indemnifying Party”) agrees, at its expense, to defend, indemnify and hold the other Party, its affiliates, officers, directors, employees and agents (collectively, the “Indemnified Parties”), harmless from any and all claims, demands, damages, costs, expenses, suits, actions, liabilities and losses (including, without limitation, reasonable attorneys’ fees and expenses) arising by virtue of, in connection with, or related to, the Indemnifying Party’s performance hereunder or execution hereof, except as such claims, losses or damages may result from the Indemnified Party’s gross negligence, bad faith, willful misconduct or reckless disregard of its duties. In no event shall either Party be liable to the other Party for any special, consequential or punitive damages arising under or related to this Agreement. The Indemnified Party shall not be liable to the Indemnifying Party in connection with the Indemnified Party’s performance or execution hereof except as a result of such Indemnified Party’s gross negligence, bad faith, willful misconduct or reckless disregard of its duties. No compromise or settlement by the Indemnifying Party of any action or proceeding related to the transaction contemplated hereby shall be effective unless it also contains an unconditional release of the Indemnified Party except to the extent related to the gross negligence, bad faith, willful misconduct or reckless disregard of its duties of the Indemnified Party. Notwithstanding anything to the contrary herein, the indemnification obligations under this paragraph shall survive the termination of this Agreement.

6.	Representations and Warranties of Sub-Adviser. The Sub-Adviser represents and warrants to the Adviser and the Fund as follows:

(a)	The Sub-Adviser is registered as an investment adviser under the Advisers Act and will continue to be so registered so long as this Agreement remains in effect. The Sub-Adviser covenants to maintain all necessary registrations, licenses and approvals in effect during the term of this Agreement.

(b)	The Sub-Adviser will immediately notify the Adviser of the occurrence of any event that would substantially impair the Sub-Adviser’s ability to fulfill its commitment under this Agreement or disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9 of the 1940 Act, including any actions taken by the SEC to place any restrictions on, or suspend, reject or revoke any approval, quota or license that may be necessary or appropriate for a Fund’s operations or investment strategies, as set forth in the Fund’s registration statement, and as otherwise may reasonably be requested by the Adviser; or has commenced proceedings or an investigation that may result in any of these actions. The Sub-Adviser will promptly notify the Adviser if it is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, government agency, self-regulatory organization, public board or body, involving the affairs of the Fund, the Sub-Adviser (as it relates to Sub-Adviser’s duties hereunder or anything that would materially impact Sub- Adviser discharging its duties hereunder) or any of the aforementioned approvals, licenses or quotas and provide such information as reasonably requested by the Adviser regarding such matters;

(c)	The Sub-Adviser is fully authorized under all applicable law to enter into this Agreement and serve as Sub-Adviser to the Fund and to perform the services described under this Agreement;

(d)	The execution, delivery and performance by the Sub-Adviser of this Agreement are within the Sub-Adviser’s powers and have been duly authorized by all necessary action on the part of its members, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub-Adviser for the execution, delivery and performance by the Sub-Adviser of this Agreement, and the execution, delivery and performance by the Sub-Adviser of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Sub-Adviser’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Sub-Adviser;

(e)	This Agreement is a valid and binding agreement of the Sub-Adviser;

(f)	The Sub-Adviser agrees to maintain an appropriate level of errors and omissions or professional liability insurance coverage; and

(g)	The Sub-Adviser is not an affiliated person of any depositary bank for any Depositary Receipts held by the Fund, except a depositary bank that is deemed to be affiliated solely because the Fund owns greater than 5% of the outstanding voting securities of such depositary bank.

7.	Representations and Warranties of the Adviser. The Adviser represents and warrants to the Sub- Adviser as follows:

(a)	The Adviser is registered as an investment adviser under the Advisers Act and will continue to be so registered so long as this Agreement remains in effect;

(b)	The Adviser will immediately notify the Sub-Adviser of the occurrence of any event that would substantially impair the Adviser’s ability to fulfill its commitment under this Agreement or disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9 of the 1940 Act;

(c)	The Adviser is fully authorized under all applicable law to enter into this Agreement and serve as Adviser to the Fund and to perform the services described under this Agreement;

(d)	The Adviser is a limited liability company duly organized and validly existing under the laws of the state of Delaware with the power to own and possess its assets and carry on its business as it is now being conducted;

(e)	The execution, delivery and performance by the Adviser of this Agreement are within the Adviser’s powers and have been duly authorized by all necessary action on the part of its members, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Adviser for the execution, delivery and performance by the Adviser of this Agreement, and the execution, delivery and performance by the Adviser of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Adviser’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Adviser;

(f)	This Agreement is a valid and binding agreement of the Adviser; and

(g)	The Adviser agrees to maintain an appropriate level of errors and omissions or professional liability insurance coverage.

8.	Duration and Termination.

(a)	Duration. This Agreement, unless sooner terminated as provided herein, shall become effective upon its execution and continue for two years after its initial effectiveness and thereafter for successive periods of one year for so long as such continuance thereafter is specifically approved at least annually:

(i)	by the vote of a majority of those Trustees of the Fund who are not parties to this Agreement or interested persons of any such party, and (b) by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund; provided, however, that if the shareholders of the Fund fail to approve the Agreement as provided herein, the Sub-Adviser may continue to serve hereunder in the manner and to the extent permitted by the 1940 Act and rules thereunder. The foregoing requirement that continuance of this Agreement be “specifically approved at least annually” shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

(b)	Termination. Notwithstanding whatever may be provided herein to the contrary, this Agreement may be terminated at any time, without payment of any penalty:

(i)	By vote of a majority of the Board, or by vote of a majority of the outstanding voting securities of the Fund, or by the Adviser, in each case, upon sixty (60) days’ written notice to the Sub-Adviser;

(ii)	By the Sub-Adviser upon sixty (60) days’ written notice to the Adviser and the Board.

(iii)	By any party, to take effect immediately upon written notice to the other party, in the event that:

(A)	the license, approval, quota, authorization or consent held by any of the other parties which is required for the performance of its obligations under this Agreement or as described in Paragraph 1(a), is rejected, revoked, restricted, terminated or suspended;

(B)	any of the parties commits a material breach of this Agreement, which such material breach has not been cured by the breaching party within thirty (30) days from the date of notice from the other party of such material breach;

(C)	any step is taken with a view to the winding up, bankruptcy or administration of any party;

(D)	any adverse finding is made in respect of, or official sanction imposed on, any other party by any relevant regulatory authority which would be likely to affect its ability to perform its obligations under this Agreement; or

(E)	a relevant regulatory authority has held, or is likely to hold, any other party to be in breach of any regulatory or other duties in relation to this Agreement.

This Agreement may be terminated immediately in the event of breach of Section 9 - Confidentiality of this Agreement, in the event of its assignment, or in the event of a termination of the Advisory Agreement with the Fund. As used in this Section 8, the terms “assignment” and “vote of a majority of the outstanding voting securities” shall have the respective meanings set forth in the 1940 Act and the rules and regulations thereunder, subject to such exceptions as may be granted by the SEC under the 1940 Act or any rules or interpretations of the SEC or its staff thereunder. For absence of doubt, the parties acknowledge that the Adviser may transfer, assign, convey and delegate its rights and obligations under this Agreement to a wholly-owned subsidiary or other affiliate of the Adviser if and to the extent that such transfer, assignment, conveyance and delegation would not result in an actual change of control or management, and that, in accordance with Rule 2a-6 under the 1940 Act, such transfer, assignment, conveyance and delegation would not constitute an “assignment” for purposes of this Section 8.

9.	Confidentiality. Except as otherwise set forth in this Agreement or any other agreement between the parties, each party shall keep the Confidential Information of the other party secret and confidential and shall use such Confidential Information only in accordance with the terms of this Agreement, and shall not (without the prior written consent of the other party) disclose any part of that Confidential Information to any person other than to its designated person who is mutually agreed by both parties in advance for getting access to that Confidential Information in order for the parties to perform their obligations or receive the benefit of rights under this Agreement except for the regulatory requests made to the Adviser and the Sub-Adviser arising from the applicable laws, including any demand of any regulatory or taxing authority having jurisdiction, except that a party shall notify the other party prior to providing information in response to such a request or demand so as to allow the party to which the Confidential Information relates to respond appropriately. For the purpose of this Agreement, “Confidential Information” means in relation to any party all nonpublic confidential and proprietary information (whether such information is in oral or written form or is recorded in any other medium) about or pertaining to any business initiatives or evaluation of any future business initiative, or the business of that party which it disclosed to the other party or its employee, or which is acquired by or otherwise comes to the knowledge of the other party or its employee in connection with this Agreement or any future exchange of information between the parties (including the performance by a party of its obligations hereunder). It is understood that any information or recommendation supplied by the Sub-Adviser in connection with the performance of its obligations hereunder is to be regarded as confidential and for use only by the Adviser, the Fund, the Fund’s service providers, the Board, or such persons as the Adviser, subject to the Sub-Adviser’s written consent, may designate in connection with the Fund. It is also understood that any information supplied to the Sub-Adviser in connection with the performance of its obligations hereunder is to be regarded as confidential and for use only by the Sub-Adviser in connection with its obligation to provide investment advice and other services to the Fund. Except as required by applicable law or regulation, the terms of this Agreement, all non-public information pertaining to the establishment and on-going operation of the Fund and the actions of the Sub-Adviser and the Fund in respect thereof shall be considered as “Confidential Information.” Notwithstanding anything to the contrary herein, the confidentiality obligations under this paragraph shall survive the termination of this Agreement.

10.	Exclusivity. The services of the Adviser and Sub-Adviser are not to be deemed exclusive, and the Adviser and Sub-Adviser and their directors, officers, employees and affiliates shall be free to render similar services to others so long as its services to the Fund are not impaired thereby. The Sub-Adviser shall be deemed to be an independent contractor of the Adviser and Fund.

11.	Supplemental Arrangements. The Sub-Adviser may from time to time employ or associate itself with any person it believes to be particularly suited to assist it in providing the services to be performed by the Sub-Adviser hereunder, provided that no such person shall perform any services with respect to the Fund that would constitute an assignment or require approval of an advisory agreement pursuant to Section 15 of the 1940 Act. Any compensation payable to such persons shall be the sole responsibility of the Sub-Adviser.

12.	Use of Name. The Sub-Adviser grants the Adviser use of the Sub-Adviser’s name(s), derivatives, logos, trademarks, service marks or trade names in connection with certain materials used in the ordinary course of business, such as prospectuses, financial reports, fund fact sheets, fund name and related materials, including advertising and marketing materials for the Fund. Such grant will be revoked as to future use as soon as this Agreement is terminated.

13.	Amendments. This Agreement may be amended by mutual written consent, subject to approval by the Board and Fund shareholders to the extent and in the manner required by the 1940 Act. No material amendment of this Agreement shall be effective until approved, if applicable, in the manner required by the 1940 Act, any rules thereunder or any exemptive or other relief granted by the SEC or its staff.

14.	Governing Law. This Agreement shall be governed by the laws of the State of Delaware, without giving effect to the conflicts of laws principles thereof, and in accordance with the 1940 Act. To the extent that the applicable laws of the State of Delaware conflict with the applicable provisions of the 1940 Act, the latter shall control.

15.	Severability. Should any part of this Agreement be held invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

16.	Fund and Shareholder Liability. The Sub-Adviser is hereby expressly put on notice of the limitation of shareholder liability as set forth in the Amended and Restated Declaration of Trust and agrees that any claims against or liabilities of the Fund shall be limited in all cases to the Fund and its assets, and if the claim or liability relates to one or more of the Fund, they shall be limited to the respective assets of that Fund. The Sub-Adviser further agrees that it shall not seek satisfaction of any such obligation from the shareholders or any individual shareholder of the Fund, nor from the Trustees or any individual Trustee of the Fund.

17.	Notice. Any notice, advice or report to be given pursuant to this Agreement shall be deemed sufficient if delivered or mailed by registered, certified or overnight mail, postage prepaid addressed by the party giving notice to the other party at the last address furnished by the other party:

To the Adviser at:	Forum Capital Advisors LLC
240 Saint Paul Street, Suite 400
Denver, CO 80206
Attn: Legal / Compliance Phone: (303) 501-8880
Email: legal@forumig.com

To the Sub-Adviser at:	Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago IL 60606
Attn: Legal Department
Email: stuart.cohen@nuveen.com

With copy to:
dl_gcsamericasinstitutionalclientservices@nuveen.com
samira.fogarty@nuveen.com
jack.allen@nuveen.com

18.	Third Party Beneficiaries. The Sub-Adviser acknowledges that the Fund is a third-party beneficiary of this Agreement and that the Fund shall have the full right to enforce any and all provisions of this Agreement for its benefit and to pursue any breach of any provision of this Agreement or for any loss, damage, claim, liability arising due to any act or omission to the same extent as if the Fund itself were a party to this Agreement. For the avoidance of doubt, shareholders of the Fund are not parties to, or intended (or “third-party”) beneficiaries of, this Agreement. To the maximum extent permitted by law, this Agreement is not intended to create in any individual shareholder or group of shareholders of the Fund any right to enforce this Agreement or to seek any remedy under this Agreement, either directly or on behalf of the Fund.

19.	Entire Agreement. This Agreement embodies the entire agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings relating to this Agreement’s subject matter.

20.	Counterparts. This Agreement may be executed in one or more counterparts, all of which shall constitute one and the same instrument. Each such counterpart shall be deemed an original, and it shall not be necessary in making proof of this Agreement to produce or account for more than one such counterpart. This Agreement shall be deemed executed by both parties when any one or more counterparts hereof or thereof, individually or taken together, bears the original, scanned or facsimile signatures of each of the parties.

21.	Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act will be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision will be deemed to incorporate the effect of such rule, regulation or order.

[Signature Page Follows]

ADVISER:		SUB-ADVISER:

Forum Capital Advisors LLC		Nuveen Asset Management, LLC

By:	/s/ Elizabeth Ryan	By:	/s/ Stuart J.Cohen
Name:	Elizabeth Ryan	Name:	Stuart J.Cohen
Title:	Chief Compliance Officer & General Counsel	Title:	MD & Head of Legal

SCHEDULE A

FEES

Subject Asset Tiers	Annual Sub-Adviser Fee Rate
First $250,000,000	0.35%
Next $250,000,000	0.30%
Over $500,000,000	0.25%

EXHIBIT A

INVESTMENT OBJECTIVE AND PORTFOLIO PARAMETERS

Investment Objective

The Investment Strategy seeks to achieve a high level of income by investing in a portfolio of real estate debt securities.

Portfolio Parameters

1.	Eligible Investments
o	Fixed income and listed equity securities including but not limited to:
•	Commercial Mortgage-Backed Securities
•	Preferred shares of publicly listed REITs
•	US Treasury Securities
•	ETF’s and Mutual Funds
o	Cash and cash equivalents
o	Other types of investments may be deemed eligible as instructed in writing by Forum

2.	Credit Quality
o	Eligible investments will not be subject to ratings constraints or criteria